Investment Objectives and Goals	May 31, 2026
REX-OSPREY(TM) ETH + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM ETH + STAKING ETF1
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM ETH + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Ether (“ETH” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.
REX-OSPREY(TM) SOL + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM SOL + STAKING ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM SOL + Staking ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Solana (“SOL” or the “Reference Asset”) plus staking rewards associated with the Reference Asset.
REX-Osprey(TM) DOGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREYTM DOGE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX-OspreyTM DOGE ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Dogecoin (“DOGE” or the “Reference Asset”).